CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts receivable, allowances for credit losses	$ 317,275	$ 232,993
Long-term prepayments, deposits and other assets, allowances for credit losses	$ 16,517	$ 25,026
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,456,547,942	1,456,547,942
Ordinary shares, outstanding	1,430,965,312	1,437,328,096
Treasury shares, shares	25,582,630	19,219,846